SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of lease term or estimated useful life	Lesser of lease term or estimated useful life
Hotel [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	39 years
Minimum [Member] | Computers Software And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year	1 year
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Minimum [Member] | Operating Shop Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years
Minimum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Maximum [Member] | Computers Software And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years	6 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Maximum [Member] | Operating Shop Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Maximum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years	6 years